Loss per Share - Share-based Compensation, Performance Shares Award Outstanding Activity (Details) - shares	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Earnings Per Share [Abstract]
Shares issuable upon conversion of preferred stock	2,783,000	3,076,137
Shares issuable upon exercise of warrants	187,500	0
Shares issuable upon exercise of stock options	382,020	96,581	71,533
Non-vested portion of restricted stock grants	274,832	230,799